ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
Summary of subsidiaries, VIE and VIE's subsidiaries
The Company’s subsidiaries, VIE and VIE’s subsidiaries as of December 31, 2019 were as follow:

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
BaiJiaHuLian HK	Aug 18, 2014	HongKong	100%	Holding company
Beijing Lexuebang	Jan 12, 2015	PRC	100%	Education services
VIE:
Beijing BaiJiaHuLian	Jun 4, 2014	PRC	100%	Education services
VIE’s subsidiaries:
Beijing Genshuixue Technology Co., Ltd. (“Beijing Genshuixue”)	May 14, 2015	PRC	100%	Education services
Beijing BaiJiaChengXi Education Technology Co., Ltd. (“BaiJiaChengXi”)	Jun 16, 2016	PRC	100%	Education services
Beijing Jiazi Technology Co., Ltd. (“Beijing Jiazi”)	Feb 16, 2016	PRC	100%	Education services
Beijing GaoTuYunji Education Technology Co., Ltd. (“GaoTuYunji”)	Jul 18, 2017	PRC	100%	Education services
Shanghai Jinyou Education Technology Co., Ltd. (“Shanghai Jinyou”)	Jan 31, 2018	PRC	100%	Education services

Summary of financial information of VIE and VIE's subsidiaries after elimination of inter-company transactions and balances
The following financial information of the Company’s VIE and VIE’s subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019 was included in the accompanying consolidated financial statements:

	As of December 31
	2018	2019
	RMB	RMB
Cash and cash equivalents	31,603	9,763
Short-term investments	197,991	1,191,664
Prepaid expenses and other current assets	48,759	204,270
Amounts due from related parties	710	—

Total current assets	279,063	1,405,697

Property and equipment, net	14,084	76,955
Intangible assets, net	237	100
Long-term investments	5,221	143,800
Deferred tax assets	31,266	30,716
Operating lease right-of-use assets	—	264,909
Others	3,979	19,692
Total non-current assets	54,787	536,172
Total assets	333,850	1,941,869

Accrued expenses and other current liabilities	51,445	188,975
Deferred revenue, current portion	263,330	1,331,962
Operating lease liabilities- current portion	—	59,982
Income tax payable	—	16,093
Amounts due to related parties	960	460

Total current liabilities	315,735	1,597,472

Deferred revenue, non-current portion	8,711	5,674
Deferred tax liabilities	59	25
Operating lease liabilities-non-current portion	—	194,228

Total non-current liabilities	8,770	199,927

Total liabilities	324,505	1,797,399

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	97,580	397,306	2,114,855
Net (loss) income	(44,839)	66,934	211,799
Net cash (used in) generated from operating activities	(18,101)	239,307	1,238,366
Net cash used in investing activities	(8,390)	(195,193)	(1,172,967)
Net cash generated from (used in) financing activities	24,000	(31,040)	(87,239)